Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Leases balances
Right-of-use asset	€ 4,268,203		€ 4,129,888
Lease Agreements
Lease Transactions
Depreciation	5,259	€ 4,371
Interest expense	460	444
Lease expense	382	1,169
Leases balances
Right-of-use asset	132,762		138,261
Lease liability	134,645		140,020
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	1,979	1,124
Interest expense	170	110
Lease expense	345	1,099
Leases balances
Right-of-use asset	56,089		58,073
Lease liability	56,690		58,610
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	3,280	3,247
Interest expense	290	334
Lease expense	37	€ 70
Leases balances
Right-of-use asset	76,673		80,188
Lease liability	€ 77,955		€ 81,410